Bank Borrowings (Details)		6 Months Ended			12 Months Ended
	Aug. 03, 2021 HKD ($)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	May 31, 2024 HKD ($)	Nov. 30, 2024
Bank Borrowings [Line Items]
Loan principals		$ 241,678	$ 30,822	$ 227,108
Bank loans interest		35,870	4,575	54,567
HONG KONG
Bank Borrowings [Line Items]
Borrowings from financial institution	$ 3,483,000
Bears annual interest rate	2.75%
Due date of borrowings from financial institution	Sep. 16, 2029
Loan principals		$ 241,678	$ 30,822	$ 227,108
Minimum [Member] | HONG KONG
Bank Borrowings [Line Items]
Interest rate percentage					2.75%
Maximum [Member] | HONG KONG
Bank Borrowings [Line Items]
Interest rate percentage		3.00%	3.00%		3.125%